Supplementary Cash Flow Information - Schedule of Supplementary Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Non-cash investing and financing activities
Changes in accounts payable and accrued liabilities with respect to construction in progress	$ 64	$ 110
Change in accounts payable and accrued liabilities with respect to inventories	301	68
Change in accounts payable and accrued liabilities with respect to operating expenses	1,075	1,001
Change in reclamation and remediation asset	$ 1,070	$ 367